Investment in subsidiaries with material non-controlling interests (Tables)	12 Months Ended
Dec. 31, 2025
Investment in subsidiaries with material non-controlling interests
Summary of financial statements of investment in subsidiaries with material non-controlling interests

	BW India		BW Product Services
	2025	2024	2025	2024
	US$’000	US$’000	US$’000	US$’000
Assets
Current assets	52,901	63,581	283,465	417,096
Includes
Cash and cash equivalents	30,821	19,443	39,917	175,882
Non-current assets	355,533	278,287	114,202	92,115
Liabilities
Current liabilities	45,446	28,371	282,646	328,769
Includes
Borrowings	28,268	23,927	100,649	137,425
Non-current liabilities (Borrowings)	180,217	76,443	62,512	50,748
Net assets	182,771	237,054	52,509	129,694

	BW India			BW Product Services
	2025	2024	2023	2025	2024	2023
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
TCE income – Shipping	129,011	126,660	118,999	—	—	—
Revenue from Product Services	—	—	—	2,590,600	2,650,445	1,835,031
Cost of cargo and delivery expenses	—	—	—	(2,526,597)	(2,469,621)	(1,741,585)
Vessel operating expense	(22,502)	(22,223)	(21,503)	—	—	—
Charter hire expense	(1,559)	—	—	—	—	—
Depreciation and amortisation	(33,307)	(34,853)	(33,950)	(48,170)	(36,095)	(67,609)
Gain on disposal of vessels	57,250	—	—	—	—	—
Finance expense	(6,057)	(8,980)	(9,510)	811	(934)	(4,426)
Other expenses - net	(6,675)	(4,713)	(2,302)	(27,274)	(23,418)	(12,815)
Income tax expense	(11,709)	(4,631)	(3,743)	(3,197)	(21,727)	(7,218)
Net profit/(loss) after tax	104,452	51,260	47,991	(13,827)	98,650	1,378

Other comprehensive income/(loss) (currency translation effects)	—	—	416	2,204	(1,022)	1,918
Total comprehensive income/(loss)	104,452	51,260	48,407	(11,623)	97,628	3,296
Total comprehensive income/(loss) allocated to non- controlling interests	49,719	24,400	23,716	(1,877)	15,996	480